CONSOLIDATED BALANCE SHEETS (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Interest bearing deposits measured at fair value	€ 2	€ 16
Long-term debt measured at fair value	€ 826	€ 872
Common Stock Par Or Stated Value Per Share	€ 0.3	€ 0.3
Treasury stock shares outstanding	2,001,463	1,076
Common stock issued	9,147,151,527	3,533,149,631
Other Assets	€ 307	€ 316
Other liabilities	€ 0	€ 4
Preferred Stock [Member]
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3
Preferred stock	0	12,639,831
Greek State Preferred Stock [Member]
Issuance of preferred stock - Par value per share	€ 5.0	€ 5.0
Preferred stock	0	270,000,000